PIMCO Variable Insurance Trust

Supplement Dated October 29, 2010 to the

Administrative Class Prospectus, Advisor Class and Class M Prospectus, Institutional Class

Prospectus, Administrative Class Prospectus for the PIMCO All Asset Portfolio,

Administrative Class Prospectus for the PIMCO CommodityRealReturnTM Strategy

Portfolio, Administrative Class Prospectus for the PIMCO Emerging Markets Bond

Portfolio, Administrative Class Prospectus for the PIMCO Foreign Bond Portfolio

(Unhedged), Administrative Class Prospectus for the PIMCO Foreign Bond Portfolio (U.S.

Dollar-Hedged), Administrative Class Prospectus for the PIMCO Global Bond Portfolio

(Unhedged), Administrative Class Prospectus for the PIMCO Global Multi-Asset Portfolio,

Administrative Class Prospectus for the PIMCO High Yield Portfolio, Administrative Class

Prospectus for the PIMCO Long-Term U.S. Government Portfolio, Administrative Class

Prospectus for the PIMCO Low Duration Portfolio, Administrative Class Prospectus for the

PIMCO Money Market Portfolio, Administrative Class Prospectus for the PIMCO Real

Return Portfolio, Administrative Class Prospectus for the PIMCO Short-Term Portfolio,

Administrative Class Prospectus for the PIMCO Total Return Portfolio, Advisor Class

Prospectus for the PIMCO All Asset Portfolio, Advisor Class Prospectus for the PIMCO

CommodityRealReturnTM Strategy Portfolio, Advisor Class Prospectus for the PIMCO

Emerging Markets Bond Portfolio, Advisor Class Prospectus for the PIMCO Foreign Bond

Portfolio (Unhedged), Advisor Class Prospectus for the PIMCO Global Bond Portfolio

(Unhedged), Advisor Class Prospectus for the PIMCO Global Multi-Asset Portfolio,

Advisor Class Prospectus for the PIMCO High Yield Portfolio, Advisor Class Prospectus

for the PIMCO Long-Term U.S. Government Portfolio, Advisor Class Prospectus for the

PIMCO Low Duration Portfolio, Advisor Class Prospectus for the PIMCO Real Return

Portfolio, Advisor Class Prospectus for the Short-Term Portfolio, Advisor Class Prospectus

for the PIMCO Total Return Portfolio, Institutional Class Prospectus for the PIMCO All

Asset Portfolio, Institutional Class Prospectus for the PIMCO Foreign Bond Portfolio (U.S.

Dollar-Hedged), Institutional Class Prospectus for the PIMCO Global Bond Portfolio

(Unhedged), Institutional Class Prospectus for the PIMCO High Yield Portfolio,

Institutional Class Prospectus for the PIMCO Long-Term U.S. Government Portfolio,

Institutional Class Prospectus for the PIMCO Low Duration Portfolio, Institutional Class

Prospectus for the PIMCO Money Market Portfolio, Institutional Class Prospectus for the

PIMCO Real Return Portfolio, Institutional Class Prospectus for the PIMCO Short-Term

Portfolio, Institutional Class Prospectus for the PIMCO Total Return Portfolio and Class M

Prospectus for the PIMCO All Asset Portfolio,

each dated April 30, 2010

Disclosure Related to All Portfolios

Effective immediately, each reference to the website address of PIMCO Variable Insurance Trust or the Portfolios is deleted in its entirety and replaced with the following:

http://pvit.pimco-funds.com/

Investors Should Retain This Supplement For Future Reference

PIMCO Variable Insurance Trust

Supplement Dated October 29, 2010 to the

Statement of Additional Information,

dated April 30, 2010

Disclosure Related to All Portfolios

Effective immediately, each reference to the website address of PIMCO Variable Insurance Trust or the Portfolios is deleted in its entirety and replaced with the following:

http://pvit.pimco-funds.com/

Investors Should Retain This Supplement For Future Reference